Sales revenues	9 Months Ended
Dec. 31, 2020
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Sales revenues
IX.	Sales revenues
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the first nine months ended December 31,
	2019	2020
Sales of products
Automotive
Vehicles	17,383,363	14,580,535
Parts and components for production	1,007,935	947,081
Parts and components for after service	1,607,802	1,494,645
Other	563,003	566,080

Total automotive	20,562,103	17,588,339
All other	776,067	334,233

Total sales of products	21,338,170	17,922,573
Financial services	1,629,038	1,602,683

Total sales revenues	22,967,208	19,525,255

	Yen in millions
	For the third quarter ended December 31,
	2019	2020
Sales of products
Automotive
Vehicles	5,715,529	6,339,359
Parts and components for production	352,151	355,588
Parts and components for after service	546,674	564,709
Other	202,685	220,178

Total automotive	6,817,039	7,479,834
All other	243,975	125,584

Total sales of products	7,061,014	7,605,418
Financial services	547,917	544,615

Total sales revenues	7,608,931	8,150,032